Costs	12 Months Ended
Dec. 31, 2024
Costs
Costs

30 Costs

Purchase, services and other charges

(€ million)	2024	2023	2022
Production costs - raw, ancillary and consumable materials and goods	54,204	58,170	85,139
Production costs - services	12,217	11,512	10,303
Lease expense and other	1,512	1,432	2,301
Net provisions for contingencies	1,397	1,369	2,985
Other expenses	2,073	1,746	2,069
	71,403	74,229	102,797
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(227)	(367)	(246)
- capitalized direct costs associated with self-constructed assets - intangible assets	(62)	(26)	(22)
	71,114	73,836	102,529

Purchase, services and other charges included geological and geophysical expenses for €186 million (€205 million and €220 million in 2023 and 2022, respectively).

Costs incurred in connection with research and development activities and technological improvement expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €178 million (€166 million and €164 million in 2023 and 2022, respectively).

Royalties on the extraction rights of hydrocarbons amounted to €1,122 million (€1,138 million and €1,570 million in 2023 and 2022, respectively).

Additions to provisions net of reversal of unused provisions related to: (i) net additions to the environmental provision for €848 million (net additions of €559 million and €1,700 million in 2023 and 2022, respectively); (ii) net additions to the decommissioning and social project provision for €300 million (net additions of €305 million and €376 million in 2023 and 2022, respectively), of which €250 million related to the decommissioning of depleted oil&gas assets where the UOP amortization has ceased; (iii) net additions for litigations amounting to €40 million (net reversals of €87 million and net additions of €501 million in 2023 and 2022, respectively). More information is provided in note 21 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographical area.

Information about leases is disclosed in note 13 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2024	2023	2022
Wages and salaries	2,665	2,427	2,311
Social security contributions	527	497	465
Cost related to employee benefit plans	96	156	174
Other costs	123	196	194
	3,411	3,276	3,144
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(139)	(131)	(120)
- capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(9)	(9)
	3,262	3,136	3,015

Other costs comprised provisions for redundancy incentives of €66 million (€56 million and €78 million in 2023 and 2022, respectively) and costs for defined contribution plans of €104 million (€102 million and €103 million in 2023 and 2022, respectively).

Cost related to employee benefit plans are described in note 22 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2024		2023		2022
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	933	19	944	19	957	19
Junior managers	9,257	90	9,157	84	9,084	80
Employees	16,086	431	15,810	420	15,517	420
Workers	5,719	282	5,937	294	6,074	288
	31,995	822	31,848	817	31,632	807

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the year.

The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term share-based incentive plan for the Eni’s managers

Eni has in place a share-based compensation plan to retain its managers, with awards outstanding as of the balance sheet date.

On May 13, 2020 and on May 10, 2023, the Shareholders Meeting approved the Long-Term Shared-based Incentive Plan 2020-2022 and the similar 2023-2025 plan which award up to a maximum of 20 million of treasury shares as part of the plan 2020-2022 and 16 million of treasury shares as part of the plan 2023-2025 to selected Company’s managers.

Each plan provides three annual awards (respectively in the years 2020, 2021 and 2022 and in the years 2023, 2024, 2025) to reward the Chief Executive Officer of Eni and the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plans provide the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that these incentives fall within the category of employee compensation, in accordance with IFRS, the cost of the plans is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that are granted at the end of the vesting period; the cost is accruing along the vesting period.

The vesting features of those share-based compensation schemes are linked to achievement of Company’s preset targets of financial results, share appreciation as benchmarked against a peer group’s performance, and certain KPIs of environmental sustainability and emission reduction, in a proportion of 40%, 25% and 35% respectively, for the most recent equity compensation plan. For the older plan, the vesting of shares included also certain industrial targets.

Depending on the performance of the parameters mentioned above, the number of shares that will vest free of charge after three years may range between 0% and 180% of the initial award. A 50% of the shares that will effectively be granted to each beneficiary in service will be subject to a lock-up clause: (i) of one year after the vesting date for the 2020-2022 Long-Term Incentive Plan; (ii) two years after the vesting date for the 2023-2025 Long-Term Incentive Plan.

The number of shares awarded at the grant date was: (i) 1,889,808 shares in 2024; with a weighted average fair value of €9.39 per share; (ii) 1,909,849 shares in 2023; with a weighted average fair value of €10.82 per share; (iii) 2,069,685 shares in 2022; with a weighted average fair value of €9.20 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plans (stochastic method for both Long-Term Monetary Incentive plan), taking into account the fair value of the Eni share at the grant date (between €14.428 and €13.416 for the grant date for the 2024 award; between €15.482 and €15.068 depending on the grant date for the 2023 award; between €12.918 and €14.324 depending on the grant date for the 2022 award), reduced by dividends expected along the vesting period (between 7.3% and 7.9% for the 2024 award; between 6.6% and 6.8% for the 2023 award; between 6.1% and 6.8% for the 2022), considering the volatility of the stock (between 23.7% and 21.8% for the 2024 award; between 28.2% and 28.4% for the 2023 award; between 30% and 31% for the 2022 award), the forecasts relating to the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In 2024, the costs related to the long-term monetary incentive plan, recognized as a component of the payroll cost with contra-entry to equity reserves as they pertain to company employees, amounted to €23 million (€20 million and €18 million in 2023 and 2022, respectively).

Employee Stock Ownership Plan

The Shareholders' Meeting held on May 15, 2024, authorized the adoption of an Employee Stock Ownership Plan, with the aim of strengthening motivation and retention across the company and the participation in the growth of corporate value, in line with the interests of the shareholders. The Plan provides for three annual awards in the period 2024-2026 intended for employees of Eni and its subsidiaries.

For 2024, Eni awarded a one-time stock-based compensation for no consideration to 22,000 employees in Italy. A three-year lock-up period applies to each award.

At the grant date (November 27, 2024), a total of 3,102,700 shares were issued.

Consistent with the substantial nature of remuneration, pursuant to the provisions of international accounting standards, the cost of the plan is determined with reference to the fair value of the shares on the assignment date. The recording of the cost will take place pro-rata temporis over the three-year period.

Costs relating to the Employee Stock Ownership Plan, recognized as a component of payroll cost amounted to €1 million with a counterpart in net equity reserves.

Compensation of key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2024	2023	2022
Wages and salaries	39	35	37
Post-employment benefits	4	3	3
Other long-term benefits	23	19	17
Indemnities upon termination of employment			9
	66	57	66

Compensation of Directors and Statutory Auditors of Eni SpA

Compensation of Directors amounted to €12.9 million, €13.9 million and €11.1 million in 2024, 2023 and 2022, respectively. Compensation of Statutory Auditors amounted to €0.5 million, €0.6 million and €0.6 million in 2024, 2023 and 2022, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.